Financial Instruments (Schedule of Group's Exposure to Foreign Currency Risk and CPI) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		₪ 1,006	₪ 1,202	₪ 527	₪ 1,240
Current investments, including derivatives		473	404
Trade receivables	[1]	1,142	1,152
Other receivables		69	84
Non- current assets
Long-term receivables		782	852
Current liabilities
Current maturities of debentures and of loans from financial institutions		(509)	(620)
Trade payables and accrued expenses		(687)	(696)
Other current liabilities, including derivatives		(299)	(257)
Current maturities of lease liabilities		(226)
Non- current liabilities
Long-term loans from financial institutions		(300)	(334)
Debentures		(2,511)	(2,911)
Other non-current liabilities		(4)	(16)
Long-term lease liabilities		(533)
Currency Risk [Member] | In or linked to foreign currencies (mainly USD) [Member]
Current assets
Cash and cash equivalents		14	13
Current investments, including derivatives		13	20
Trade receivables		43	56
Other receivables
Non- current assets
Long-term receivables
Current liabilities
Current maturities of debentures and of loans from financial institutions
Trade payables and accrued expenses		(171)	(182)
Other current liabilities, including derivatives		(2)
Current maturities of lease liabilities		(6)
Non- current liabilities
Long-term loans from financial institutions
Debentures
Other non-current liabilities			(12)
Long-term lease liabilities		(15)
Assets (liabilities)		(124)	(105)
Currency Risk [Member] | Linked to CPI [Member]
Current assets
Cash and cash equivalents
Current investments, including derivatives		186	171
Trade receivables
Other receivables			1
Non- current assets
Long-term receivables		60	57
Current liabilities
Current maturities of debentures and of loans from financial institutions		(331)	(328)
Trade payables and accrued expenses
Other current liabilities, including derivatives		(48)	(20)
Current maturities of lease liabilities		(216)
Non- current liabilities
Long-term loans from financial institutions
Debentures		(679)	(998)
Other non-current liabilities
Long-term lease liabilities		(509)
Assets (liabilities)		(1,537)	(1,117)
Currency Risk [Member] | Unlinked [Member]
Current assets
Cash and cash equivalents		992	1,189
Current investments, including derivatives		182	177
Trade receivables		1,099	1,096
Other receivables		4	1
Non- current assets
Long-term receivables		393	449
Current liabilities
Current maturities of debentures and of loans from financial institutions		(178)	(292)
Trade payables and accrued expenses		(516)	(514)
Other current liabilities, including derivatives		(306)	(164)
Current maturities of lease liabilities		(4)
Non- current liabilities
Long-term loans from financial institutions		(300)	(334)
Debentures		(1,832)	(1,914)
Other non-current liabilities		(20)
Long-term lease liabilities		(9)
Assets (liabilities)		₪ (495)	₪ (306)

[1]	Net of allowance for doubtful debts.